UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811- 21748

 Bread & Butter Fund, Inc.

(Exact name of registrant as specified in charter)

3633 Hill Rd 3rd Flr. Parsippany, NJ 07054

(Address of principal executive offices) (Zip code)

James B Potkul, Potkul Capital Management LLC.

 3633 Hill Rd 3rd Flr. Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code:   973-331-1000

Date of fiscal year end:      December 31

Date of reporting period:   June 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the  transmission to stockholders of any report that is required to be transmitted to  stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders

A No Load Capital Appreciation Fund

BABFX

Semi-Annual Report

June 30, 2015

(Unaudited)

Phone: (888) 476-8585

(440) 922-0066

BreadandButterFund.com

Bread & Butter Fund

Shareholder Letter

June 30, 2015 (Unaudited)

Dear Fellow Shareholders,

The Bread & Butter returned over the six month period ending June 30, 2015 -6.69% against the benchmark S&P 500 without and with dividend of 0.2% and 1.23% respectively.

The Fund has maintained a larger than normal cash position for sometime due to a lack of undervalued opportunities. Since the Fund follows a Contrarian Value strategy, it may be subject to periods of underperformance when stock market indices climb higher and valuations become unattractive for investment. It can be frustrating as returns lag behind. On a positive note, the Fund has excess cash over 40% to take advantage of undervalued securities when the inevitable market correction occurs.

The main contributors to Fund performance over the six month period ended June 30, 2015 was Consolidated -Tomoka Land Co. and American International Group while the main detractors to Fund performance was Yahoo, Micron Technology and 22nd Century Group.

The Fund added to new positions in Bank of America Corp., American Airlines Group and Horsehead Holdings Corp.  The Fund sold the entire position in Consolidated -Tomoka Land Co.

The Fund continues to hold positions in American International Group, Berkshire Hathaway, General Motors, Micron Technology, Philip Morris International, Tyson Foods and Yahoo.  General Motors, Micron Technology and Yahoo have had fairly significant corrections from the highs. The fundamentals and valuations of these stocks continue to be attractive so the Fund will stay the course. Below is a review and assessment of a select few top ten holdings in the Fund.

American International Group (AIG) is a global insurance company in two main categories commercial (including property casualty P&C, mortgage guarantee and institutional markets) and consumer insurance (including retirement, life and personal insurance). The company’s share price continues to be valued at an attractive discount to book value excluding AOCI and DTA of $62.22 and book value of $79.74 at the end of Q2 2015. AIG has been very shareholder friendly by buying back billions of dollars worth of stock below book value and increasing the dividend to an annualized rate of $1.12 a share.  In addition, the company has set some realistic goals thru 2017 to grow book value at 10%, increase return on equity and reduce net expenses 3-5%.  So far they have made excellent progress in working toward these goals. The historical focus of AIG skepticism has been its weak underwriting results and prior period reserve adjustments. The company will need to address both these issues for the market to afford it a higher book value premium. Finally, a number of corporate leaders in the P&C business have commented that pricing is tight and is very competitive so the wind is no longer at the back of these companies.

Berkshire Hathaway (BRKB) is a mega capitalization holding company moving more toward an operating business model as it continues to acquire control positions in businesses as opposed to buying minority stock positions in companies. Therefore evaluating Berkshire operating company performance will be more of the focus to determine value as opposed to book value. With more emphasis on corporate operating performance, the share price volatility may increase due to the cyclical nature of many of its wholly owned businesses. Berkshire is in two business sectors, insurance and non-insurance. The insurance business is the property casualty reinsurance business and the auto insurance business. The non-insurance business is

Bread & Butter Fund

Shareholder Letter (Continued)

June 30, 2015 (Unaudited)

extensive from railroads, utility/energy, manufacturing and industrial and building material and related. Recently the stock price has corrected to a slightly undervalued level from a fair value. Berkshire will continue to be a core position in the Fund as long as its valuation remains at a reasonable level. Due to the sheer size of the company, future annual return expectations have been moderated to meet or just slightly exceed the performance of the major market indices.

General Motors (GM) is one of the largest car and truck companies in the world. The company has made excellent progress by increasing operational efficiencies throughout the organization and ramping up new product development. Recalls have plagued the company in recent times but the elevated levels appear to be approaching an end. The company’s balance sheet is solid with ample cash to ride out the cyclicality of the automobile business. GM’s shares are value priced at around the mid single digits for adjusted earnings excluding one- time charges. There are a number of concerns regarding the slowdown in the Chinese economy and competitive currency devaluations. However the company has been successful in navigating a troubled Chinese market with higher margin SUV sales. At the current GM stock price, the dividend is in the 4.5% range and the share buybacks are a compelling value for shareholders.

Micron Technology (MU) has been a very controversial stock over the years due to the deep cyclicality of the memory business and irrational pricing actions of the companies within the industry. Currently Micron’s share price is in the midst of a major pullback from its highs due to a transitional technological period and concern that dram manufacturers may return to the old unprofitable business model. It is a legitimate concern as this company has had a long history of boom bust periods. It is our belief that the industry with fewer competitors and Micron’s technological lead working with its partner Intel will overcome the current slowdown in the PC dram business and accelerate earnings in the next few years. Based on the current price, the stock is discounting a worst case scenario and is not accounting for the huge growth market potential the next few years.

Philip Morris International (PM) is one of the largest tobacco companies in the world with a large market presence in the emerging markets and developed countries excluding the United States. The company has always been a huge free cash-flow generator and big dividend payor. Historically, Philip Morris has dealt well navigating the regulatory risk which has always been a large part of doing business.  Since the company operates in so many countries outside the US, it has always been subject to currency fluctuation.  Currently the strong dollar against most emerging market and developed country currencies has had a large negative impact on cashflows. The negative implications of a strong dollar have pressured cashflows and limited share buybacks. Philip Morris and many S&P 500 companies have got caught up in a competition to outdo one another regarding annual dividend increases and stock buybacks. PM has increased debts to levels that would no longer be considered prudent. When the dollar inevitably weakens and cashflows increase, it is our hope that leadership reduces debt and focuses on shareholder value without the excessive financial engineering.

Tyson Foods (TSN) is one of the largest producers of poultry, beef and pork. It recently purchased Hillshire brands a packaged meat company which provides higher profit margins. Even though Tyson paid a pretty steep premium for the company, the integration is going well as additional cost savings are being found beyond original projections. In addition the management has begun to pay down debts associated with this merger. The company’s stock is priced at a very attractive 13 times current earnings guidance for this year.

Bread & Butter Fund

Shareholder Letter (Continued)

June 30, 2015 (Unaudited)

And finally Yahoo (YHOO) remains a sum of the parts story as enormous value is locked up in its ownership of Alibaba and Yahoo Japan shares as well as its large cash position.  The company is in the process of spinning off the Alibaba shares to Yahoo shareholders to unlock fair value. The Yahoo core business is transitioning to the wireless market but in order for shareholders to see a higher valuation outside of the investment holdings, the operating business is going to need to produce core revenue growth.

Some Market Observations

Emerging market stocks have been in turmoil for the last few quarters. Specifically in China, Russia and Brazil with the latter two down over 30% year to date. Will the emerging market turmoil be the catalyst for the long overdue 10-20 % stock market correction in the US? It is difficult to accurately predict the extent of a US stock market sell-off, but we would welcome a significant stock market correction to put the Fund’s excess cash to work at favorable prices.

The graph below is the current status of the Wilshire 5000 to GDP ratio. As you can see the indicator continues to flash a cautionary signal to investors. This indicator does not project short term market direction but does give a longer term prospective of stock market valuations.  Based on our current research, this high indicator does correlate well with our research efforts and the current low number of undervalued securities. Recently there has been a slight uptick in the number of securities that are approaching discounted valuations albeit still quite low. If a correction were to intensify over the next few months, the undervalued security count should show a sizeable increase going forward.

A Buffett Indicator Variant: Wilshire 5000 to GDP
dshort.com
July 2015
Q2 Advance Estimate
Mean
Ratio
Numerator: The Wilshire 5000 Stock Index
Denominator: Nominal Quarterly GDP
+2SD
124.8%
+1SD
98.5%
Mean
72.2%
-1SD
45.9%
80.9%
34.6%
136.5%
72.6%
104.9%
56.8%
124.6%
160%
140%
120%
100%
80%
60%
40%
20%
0%
1970
1975
1980
1985
1990
1995
2000
2005
2010
2015

The chart below is a depiction of home prices versus rents. As you can see house prices are beginning to accelerate to the upside, increasing beyond the trajectory of rents. The chart depicts the early phases of excess home price appreciation.  Historically rents and homes prices have usually moved up at a similar pace. This data will be monitored over the upcoming quarters.

Bread & Butter Fund

Shareholder Letter (Continued)

June 30, 2015 (Unaudited)

House Price Index vs. Owners' Equivalent Rent of Residences
dshort.com
August 2015
As of June 2015
Recessions
House Price Index
Owner's Equivalent Rent of Residences
The spread between these two housing price indexes peaked in January 2006 at 40.2%. After the bubble, the spread narrowed to 2.6% in October 2011.
The latest spread is 15.8%.
40.2%
15.8%
Sources: US. Federal Housing Finance Agency, Bureau of Labor Statistics
250
225
200
175
150
125
100
75
50
1990
1991
1992
1993
1994
1995
1996
1997
1998
1999
2000
2001
2002
2003
2004
2005
2006
2007
2008
2009
2010
2011
2012
2013
2014
2015
2016
2017

I would like to thank shareholders for their investment and confidence in the Fund. In recent times, the Fund has not done as well as I would like. Being one of the largest investors in the Fund, I have skin in the game. It is my desire for this Fund to be a competitive long term vehicle for investors to increase their wealth. Over the long term, I have observed that near peaks investment purchases accelerate and near market lows redemptions increase.  This buy high sell low activity is why many investors do not achieve the stated long term returns as reported by funds or indexes. Currently, the Fund is positioned well with excess cash to invest as soon as undervalued opportunities increase. With the potential for a meaningful market correction going forward, the Fund offers very good value to longer term investors.

Respectfully Submitted,

James Potkul

President and Chief Investment Officer

The views contained in this report are those of the Fund’s portfolio manager as of June 30, 2015, and may not reflect his views on the date this report is first published or anytime thereafter. The preceding examples of specific investments are included to illustrate the Fund’s investment process sand strategy. There can be no assurance that such investments will remain represented in the Fund’s portfolios. Holdings and allocations are subject to risks and to change. The views described herein do not constitute investment advice, are not a guarantee of future performance, and are not intended as an offer or solicitation with respect to the purchase or sale of any security.

Bread & Butter Fund

Top Ten Holdings and Asset Allocation

June 30, 2015 (Unaudited)

Top Ten Holdings
(% of Net Assets)

Berkshire Hathaway, Inc. - Class B	9.19%
American International Group, Inc.	5.96%
Tyson Foods, Inc. - Class A	5.48%
Philip Morris International, Inc.	5.15%
General Motors Co.	5.08%
Yahoo, Inc.	5.05%
Micron Technology, Inc.	4.84%
Chipmos Technologies Bermuda Ltd.	2.81%
Johnson & Johnson	2.51%
Rowan Companies Plc.	2.04%
48.11%

Asset Allocation
(% of Net Assets)

Short-Term Investments	41.00%
Semiconductors & Related Devices	9.64%
Diversified Holding Cos.	9.19%
Consumer Products	6.06%
Insurance	5.96%
Meat Packing Plants	5.48%
Motor Vehicles & Passenger Car Bodies	5.08%
Services Computer Integrated Systems Design	5.05%
Oil Field Services	3.02%
Healthcare Pharmaceutical	2.51%
National Commercial Banks	1.64%
Primary Smelting & Refining of Nonferrous Metals	1.51%
Oil & Gas Exploration\Production	1.38%
Closed End Trust	1.32%
Air Transportation, Scheduled	1.28%
Assets in Excess of Liabilities	(0.12)%
100.00%

Bread & Butter Fund

Portfolio Analysis

June 30, 2015 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments. Sectors are based on Morningstar® classifications.

Basic Materials
1.50%
Technology
14.66%
Industrials
1.28%
Healthcare
3.41%
Cash Equivalents
40.96%
Financial Services
16.77%
Energy
4.40%
Closed End Trust
1.32%
Consumer Defensive
10.62%
Consumer Cyclical
5.08%

Bread & Butter Fund

Schedule of Investments

June 30, 2015 (Unaudited)

Shares		Value

COMMON STOCKS - 57.80%

Air Transportation, Scheduled - 1.28%
500	American Airlines Group, Inc.	$ 19,967

Consumer Products - 6.06%
15,000	22nd Century Group, Inc. *	14,100
1,000	Philip Morris International, Inc.	80,170
		94,270
Diversified Holding Cos. - 9.19%
1,050	Berkshire Hathaway, Inc. - Class B *	142,916

Healthcare-Pharmaceutical - 2.51%
400	Johnson & Johnson	38,984

Insurance - 5.96%
1,500	American International Group, Inc.	92,730

Meat Packing Plants - 5.48%
2,000	Tyson Foods, Inc. - Class A	85,260

Motor Vehicles & Passenger Car Bodies - 5.08%
2,373	General Motors Co.	79,092

National Commercial Banks - 1.64%
1,500	Bank of America Corp.	25,530

Oil & Gas Exploration\Production - 1.38%
1,200	Statoil ASA ADR	21,480

Oil Field Services - 3.02%
1,000	Noble Corp. (United Kingdom)	15,390
1,500	Rowan Companies Plc.	31,665
		47,055
Primary Smelting & Refining of Nonferrous Metals - 1.51%
2,000	Horsehead Holding Corp. *	23,440

Semiconductors & Related Devices - 9.64%
2,000	Chipmos Technologies Bermuda Ltd. (Taiwan) *	43,680
4,000	Micron Technology, Inc. *	75,360
2,000	Tower Semiconductor Ltd. (Israel) *	30,880
		149,920

* Non-income producing securities during the period.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Bread & Butter Fund

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Shares		Value

Services-Computer Integrated Systems Design - 5.05%
2,000	Yahoo, Inc. *	$ 78,580

TOTAL COMMON STOCKS (Cost $541,248) - 57.80%		899,224

CLOSED-END TRUST - 1.32%
500	Central Gold Trust (Canada) *	20,535
TOTAL CLOSED-END TRUST (Cost $23,140) - 1.32%		20,535

SHORT TERM INVESTMENTS - 41.00%
393,943	Fidelity Institutional Treasury Only Money Market - Class I 0.01% **	393,943
244,030	Huntington Conservative Deposit Account 0.05% **	244,030
TOTAL SHORT-TERM INVESTMENTS (Cost $637,973) - 41.00%		637,973

TOTAL INVESTMENTS (Cost $1,202,361) - 100.12%		1,557,732

ASSETS IN EXCESS OF LIABILITIES - (0.12)%		(1,794)

NET ASSETS - 100.00%		$1,555,938

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at June 30, 2015.

The accompanying notes are an integral part of these financial statements.

Bread & Butter Fund

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $1,202,361)	$1,557,732
Receivables:
Dividends and Interest	1,017
Total Assets	1,558,749
Liabilities:
Management Fees	1,405
Accrued Expenses	1,406
Total Liabilities	2,811

Net Assets	$1,555,938

Net Assets Consist of:
Capital Stock	$ 115
Paid In Capital	1,146,449
Accumulated Net Investment Loss	(9,700)
Accumulated Realized Gain on Investments	63,703
Unrealized Appreciation in Value of Investments	355,371
Net Assets, for 115,015 Shares Outstanding	$1,555,938

Net Asset Value Per Share	$ 13.53

The accompanying notes are an integral part of these financial statements.

Bread & Butter Fund

Statement of Operations

For the Six Months Ended June 30, 2015 (Unaudited)

Investment Income:
Dividends (net of $84 of foreign tax withheld)	$ 6,435
Interest	55
Total Investment Income	6,490

Expenses:
Advisory	8,095
Transfer Agent	3,000
Custody	1,800
Professional	5,250
Insurance	203
Registration	1,700
Quote and Fees	2,000
Software	150
State & Local Taxes	500
Printing & Postage	196
Other Expenses	379
Total Expenses	23,273
Less fees waived and expenses reimbursed by Advisor	(7,083)
Net Expenses	16,190

Net Investment Loss	(9,700)

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	63,703
Net Change in Unrealized Depreciation on Investments	(166,138)
Realized and Unrealized Loss on Investments	(102,435)

Net Decrease in Net Assets Resulting from Operations	$(112,135)

The accompanying notes are an integral part of these financial statements.

Bread & Butter Fund

Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2015	12/31/2014
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (9,700)	$ (16,689)
Realized Gain on Investments	63,703	77,873
Unrealized Depreciation on Investments	(166,138)	(30,702)
Net Increase (Decrease) in Net Assets Resulting from Operations	(112,135)	30,482

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	-	(37,911)
Total Distributions Paid to Shareholders	-	(37,911)

Capital Share Transactions	(2,051)	(571)

Total Decrease in Net Assets	(114,186)	(8,000)

Net Assets:
Beginning of Year	1,670,124	1,678,124

End of Year (Including Undistributed Net Investment Loss	$ 1,555,938	$ 1,670,124
of $ (9,700), and $0, respectively)

The accompanying notes are an integral part of these financial statements.

Bread & Butter Fund

Financial Highlights

	(Unaudited) Six Months Ended 6/30/2015	Years Ended
		12/31/ 2014	12/31/ 2013	12/31/ 2012	12/31/ 2011	12/31/ 2010

Net Asset Value, at Beginning of Period	$ 14.50	$ 14.57	$ 12.22	$ 11.67	$ 11.46	$ 10.34

Income From Investment Operations:
Net Investment Income (Loss) *	(0.08)	(0.15)	(0.09)	(0.03)	(0.05)	(0.02)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.89)	0.42	2.44	0.58	0.26	1.14
Total from Investment Operations	(0.97)	0.27	2.35	0.55	0.21	1.12

Distributions:
Net Investment Income	-	-	-	-	-	-
Realized Gains	-	(0.34)	-	-	-	-
Total Distributions	-	(0.34)	-	-	-	-

Net Asset Value, at End of Period	$ 13.53	$ 14.50	$ 14.57	$ 12.22	$ 11.67	$ 11.46

Total Return **	(6.69)% (b)	1.82%	19.23%	4.71%	1.83%	10.83%

Net Assets at End of Period (Thousands)	$ 1,556	$ 1,670	$ 1,678	$ 1,423	$ 1,396	$ 1,373

Ratio of Expenses to Average Net Assets
Before Waivers	2.88% (a)	2.69%	2.88%	3.00%	2.91%	3.53%
After Waivers	2.00% (a)	2.00%	2.00%	2.00%	2.00%	1.76%
Ratio of Net Investment Loss to Average Net Assets
After Waivers	(1.20)% (a)	(0.99)%	(0.66)%	(0.22)%	(0.43)%	(0.21)%

Portfolio Turnover	7.58% (b)	11.33%	19.90%	30.28%	36.63%	49.92%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) Annualized.

(b) Not Annualized.

The accompanying notes are an integral part of these financial statements.

Bread & Butter Fund

Notes to Financial Statements

June 30, 2015 (Unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:  The Bread & Butter Fund, Inc. (the "Fund"), is an open-end, no-load, non-diversified regulated investment company that was incorporated in the state of New Jersey on March 2, 2004.  The Fund commenced investment operations October 31, 2005. The Fund is authorized to issue 100,000,000 shares of $0.001 par value capital stock.

The Fund's investment objective is to seek long-term capital appreciation primarily by investing in securities that Potkul Capital Management LLC (the "Adviser") believes are undervalued. The Fund is a "non-diversified" portfolio, which means it can invest in fewer securities at any one time than diversified portfolios.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 4.

Foreign Currency:  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Federal Income Taxes:  The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

In addition, GAAP requires management of the Fund to analyze all open tax years, fiscal years 2011-2014, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities.  As of and during the six

Bread & Butter Fund

Notes to Financial Statements (Continued)

June 30, 2015 (Unaudited)

months ended June 30, 2015, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders:  The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Other:  The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized, over the useful lives of the respective securities. Withholding taxes on foreign dividends will be provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Use of Estimates:  The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting. Actual results could differ from those estimates.

Subsequent Events - Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

NOTE 2. INVESTMENT ADVISORY AGREEMENT

The Fund has an investment advisory agreement with the Adviser to furnish investment advisory and certain other management services to the Fund. The Fund will pay the Adviser a monthly fee based on the Fund's average daily net assets at the annual rate of 1.00%.  The Adviser will absorb all expenses of the Fund so that the Fund's total expense ratio is equal to or less than 2.00%.  The Adviser has contractually agreed through May 30, 2016 to reimburse the Fund for expenses that exceed 2.00% per year of the averaged total net assets of the Fund. The Fund does not consider “Acquired Fund Fees and Expenses” to be fund operating expenses subject to the 2.00% limit. The Fund will not refund the Adviser for these reimbursements. The Fund will bear its own operating expenses which will include director's fees, legal and accounting fees, interest, taxes, brokerage commissions, bookkeeping and record maintenance, operating its office, transfer agent and custodian fees.  For the six months ended June 30, 2015, the Adviser earned $8,095 pursuant to the advisory agreement.  The Adviser waived $7,083 in advisory fees for the six months ended June 30, 2015.   At June 30, 2015, the Fund owed the Advisor $1,405 for management fees.

Bread & Butter Fund

Notes to Financial Statements (Continued)

June 30, 2015 (Unaudited)

James B. Potkul is the President and Chief Investment and Compliance Officer of the Fund. Mr. Potkul is also the President/Chief Investment Officer and Principal of the Adviser.

NOTE 3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities) for the six months ended June 30, 2015 were $71,138 and $116,360, respectively.

NOTE 4. SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Directors has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Directors.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

Bread & Butter Fund

Notes to Financial Statements (Continued)

June 30, 2015 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common and preferred stock). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of June 30, 2015:

	Financial Instruments – Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 899,224	$ -	$ -	$ 899,224
Closed-End Trust	20,535	-	-	20,535
Short-Term Investment	637,973	-	-	637,973
	$ 1,557,732	$ -	$ -	$ 1,557,732

* Industry classifications for these categories are detailed on the Fund's Schedule of Investments.

The Fund did not hold any Level 3 assets during the six months ended June 30, 2015. The Fund did not hold any derivative instruments at any time during the six months ended June 30, 2015. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

NOTE 5. CAPITAL SHARE TRANSACTIONS

As of June 30, 2015, there were 100,000,000 shares of $0.001 per value capital stock authorized.  The total par value and paid-in capital totaled $1,146,564. Transactions in capital stock were as follows for the six months ended June 30, 2015 and the year ended December 31, 2014:

Bread & Butter Fund

Notes to Financial Statements (Continued)

June 30, 2015 (Unaudited)

	June 30, 2015		December 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	1,696	$ 24,000	624	$ 9,247
Shares reinvested	-	-	2,496	36,392
Shares redeemed	(1,844)	(26,051)	(3,104)	(46,210)
Total increase (decrease)	(148)	$ (2,051)	16	$ (571)

NOTE 6.   TAX MATTERS

The Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year.  As of December 31, 2014, the Fund’s most recent fiscal year-end, the components of distributable earnings on a tax basis were as follows:

Unrealized Appreciation	$521,509
Undistributed Realized Gains	-
Undistributed Ordinary Income	-
Total Distributable Earnings, Net	$521,509

Capital loss carryforwards in the amount of $39,958 were utilized during the year ended December 31, 2014.  The Fund has no capital loss carryforwards remaining.

As of December 31, 2014, the tax basis components of unrealized appreciation (depreciation) and cost of investment securities were as follows:

Gross unrealized appreciation on investment securities

         $      528,382

Gross unrealized depreciation on investment securities

                   (6,873)

Net unrealized depreciation on investment securities

         $      521,509

Tax Cost of investment securities, including short-term investments     $   1,072,464

No distributions were paid during the six months ended June 30, 2015.

On December 30, 2014, the Fund paid a long-term capital gain distribution of $.3366 per share to shareholders on December 29, 2014 for a total distribution of $37,911.

There were no distributions paid during the year ended December 31, 2013.

The tax character of distributions paid during the six months ended June 30, 2015, and the year ended December 31, 2014, were as follows:

	2015	2014
Ordinary Income	$ -	$ -
Long-term Gain	$ -	$ 37,911

Bread & Butter Fund

Expense Illustration

June 30, 2015 (Unaudited)

Expense Example

As a shareholder of the Bread & Butter Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2015 through June 30, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2015	June 30, 2015	January 1, 2015 through June 30, 2015

Actual	$1,000.00	$933.10	$9.59
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.88	$9.99

* Expenses are equal to the Fund's annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Bread & Butter Fund

Additional Information

June 30, 2015 (Unaudited)

DIRECTORS AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors.  Information pertaining to the Directors of the Fund is set forth below.  The SAI includes additional information about the Fund's Directors, and is available without charge, by calling 1-888-476-8585.  Each director may be contacted in writing to the director c/o Bread & Butter Fund, Inc., 3633 Hill Road, Parsippany, NJ 07054.

The following table provides information regarding each Fund who is not an “interested person” of the Fund, as defined in the Investment Company Act of 1940.

Name, Age, Address (a)	Position, Term & Length of Time Served with the Fund	Principal Occupations During Past 5 Years and Current Directorships
Donald J McDermott Age: 85	Director, Chairman of the Board 1 Year 10 Years	Retired Professor at Essex County College
Frank J Figurski Age: 52	Director 1 Year 10 Years	Global Systems Engineer, Sanofi-Aventis Inc.; Systems Analyst, Atlantic Health System
Theodore J Moskala Age: 50	Director 1 Year 10 Years	President of Nittany Management, Inc.

The following table provides information regarding each Director who is an “interested person” of the Fund, as defined in the Investment Company Act of 1940, and each officer of the Fund.

Name, Age, Address (a)	Position, Term & Length of Time Served with the Fund	Principal Occupations During Past 5 Years and Current Directorships
Jeffrey E. Potkul Age: 48	Director, Secretary 1 Year 10 Years	Director – Healthcare Economics Policy & Reimbursement at Medtronic Plc.; Manager – Health Economics & Reimbursement Ethicon/Johnson & Johnson

(a) 3633 Hill Road, Parsippany, NJ 07054.

Directors of the Fund are considered "Interested Directors" as defined in the Investment Company Act of 1940 because these individuals are related to the Fund’s Investment Adviser. Jeffrey E.  Potkul is the brother of James B. Potkul, who is the President of the Fund and of the Fund’s Adviser.

The Directors received no fees for the six months ended June 30, 2015.

Bread & Butter Fund

Additional Information (Continued)

June 30, 2015 (Unaudited)

PROXY VOTING GUIDELINES

Potkul Capital Management LLC., the Fund's Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. The Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12 month period ended June 30, is available without charge by calling the Fund at 1-888-476-8585, at the Fund's website http://www.breadandbutterfund.com or by visiting the Securities and Exchange Commission ("SEC's") website http://www.sec.gov.

QUARTERLY FILING OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Fund's website http://www.breadandbutterfund.com or at the SEC's website at http://www.sec.gov.  The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SHAREHOLDER VOTE

At the Annual meeting June 20, 2015, shareholders of record dated May 4, 2015 voted to unanimously elect the four board of director nominees and the registered public accounting firm until the next annual meeting.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At an in-person meeting held on June 20, 2015, the Board of Directors, including a majority of Directors that are not "interested" persons of the Fund (as the term is defined in the 1940 Act), re-approved the Advisory Agreement based upon its review of the qualitative and quantitative information provided by the Investment Advisor. In reaching their determinations relating to approval of the Advisory Agreement, the Directors considered all factors they believed relevant including the following:

The nature, extent and quality of investment, and other services to be rendered by the Investment Manager; comparative fee, performance and expense data for the Fund and other investment companies with similar investment objectives; the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of investors; information about fees charged by the Investment Manager to other clients with similar investment objectives; the professional experience and qualifications of the Fund’s portfolio manager; profitability of the Investment Manager; and the terms of the Advisory Agreement.

The Directors also considered their overall confidence in the integrity and competence of the Investment Manager. The Directors determined that the overall arrangements between the Fund and the Investment Manager, as provided in the Advisory Agreement, were fair

Bread & Butter Fund

Additional Information (Continued)

June 30, 2015 (Unaudited)

and reasonable in light of the services performed, expenses expected to be incurred, and such other matters as the Directors considered relevant in the exercise of their reasonable judgment.

Nature, Extent, and Quality of Services Provided by the Investment Manager — The Directors noted that, under the Advisory Agreement, the Investment Manager, subject to the control of the Directors, administers the Fund’s business and other affairs. The Directors also noted that the Investment Manager manages the investment of the assets of the Fund, including making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies.

The Directors considered the scope and quality of services provided by the Investment Manager under the Advisory Agreement. The Directors considered the cyclical nature of value investing, the quality of the investment research capabilities of the Investment Manager, the other resources it dedicates to performing services for the Fund and the active management style of the Investment Manager. The Directors also considered the experience, reputation, and investment philosophy of Mr. James B. Potkul, the principal of the Investment Manager and portfolio manager of the Fund. The quality of administrative and other services also were considered.

The Directors concluded that the nature of the services provided by the Investment Manager continues to be satisfactory.

Investment Advisory Fees Paid by and Performance of the Fund — The Directors considered the advisory fee rate paid by the Fund to the Investment Manager and the performance of the Fund.

The Directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. They also recognized that when comparing the performance of the Fund to the performance of comparable funds, it is important to take factors such as size, risk management, and the age of the Fund into account. The Fund is a long term capital appreciation fund with lower than normal turnover focusing on value investments. Therefore the Directors used several funds in the value peer group as well as the S&P 500 Index for comparison purposes. The Fund performance analysis is longer term in nature using the most recent 5 year period ending December 31 and since inception October 31, 2005 through the year end of the most recent N-CSR Annual Filing December 31. The Directors concluded that the advisory fee rate, taking into account performance and the other factors mentioned above, was in line with other comparable funds. The Directors also considered that the advisory fee was at the same level as the fees charged by the Investment Manager to its other client accounts.

Possible Economies of Scale — The Directors considered whether the fee waiver was reasonable in light of the Fund’s assets size. The Directors determined that the fee waiver helps to keep Fund expenses in line with competitive funds and is reasonable.

Bread & Butter Fund

Additional Information (Continued)

June 30, 2015 (Unaudited)

In addition, the Directors noted that although the Fund’s contractual management fee did not include voluntary waivers. The Directors recognized that the Investment Manager has made great effort to keep cost low and waive expenses.

The Directors noted that (i) the expenses paid by the Fund were customary in the mutual fund industry, and additionally, the Fund is a no-load fund and as such Fund shareholders do not pay sales charges common to other Funds and (ii) the expense ratios of some of the comparable funds were lower because of waivers or reimbursements by those funds’ investment advisers, which in some cases were voluntary and perhaps temporary and a larger asset base. The Directors concluded that the Fund’s expense ratio was satisfactory.

Investment Manager Profitability — The Directors noted that the Investment Manager provides the Fund with office space, administrative and other services as are necessary for the Fund’s operations. The Directors considered that the Investment Manager paid the total cost of the organization of the Fund (without reimbursement). It was also noted that the Investment Manager is contractually obligated to waive Fund expenses beyond 2%. The Directors considered the expenses of the Investment Manager and the services provided by the Investment Manager and determined that the Investment Manager was currently not profitable based on the expenses and relatively small asset levels of the Fund.

Investment Adviser

Potkul Capital Management, LLC.

3633 Hill Road 3rd Flr.

Parsippany, NJ  07054

Transfer Agent

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Custodian

The Huntington National Bank

7 Easton Oval

Columbus, Ohio 43219

Independent Registered Public Accounting Firm

Sanville & Company

1514 Old York Road

Abington, PA 19001

This report is provided for the general information of the shareholders of Bread & Butter Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

ITEM 2.  CODE OF ETHICS – filed herewith under exhibits

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT – Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.   Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the    report to shareholders filed under Item 1 of this Form.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT  COMPANIES.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS- Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES – Not applicable.

ITEM 12.  EXHIBITS.

 (a)   (1)      EX-99.CODE ETH.  Filed herewith.

(a)(2)  Certifications pursuant to Section 302 of the Sarbanes-Oxley

  Act of 2002.  ex-99cert  Filed herewith.

(b)     Certifications pursuant to Section 906 of the Sarbanes-Oxley

 Act of 2002.  ex-99.906cert   Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bread & Butter Fund, Inc.

By /s/ James B. Potkul

--------------------------

       James B. Potkul

       Principal Financial Officer

Date 09/04/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ James B. Potkul

------------------------

       James B. Potkul

       President

Date 09/04/2015